DEFERRED TAX ASSETS AND LIABILITIES - Amounts after the consolidated elimination adjustments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets	¥ 19,952	¥ 19,389
Deferred tax liabilities	¥ 8,079	¥ 7,910